Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (3,849,838)	$ (604,125)	¥ (1,649,174)	¥ (2,909,443)
Net loss attributable to non-controlling interests shareholders	(112)	(18)
Net loss attributable to Missfresh Limited	(3,849,726)	(604,107)	(1,649,174)	(2,909,443)
Accretion of convertible redeemable preferred shares to redemption value	(313,700)	(49,200)	(508,321)	(378,731)
Deemed dividends to convertible redeemable non-controlling preferred shareholders | ¥				(148,919)
Net loss attributable to ordinary shareholders of Missfresh Limited	¥ (4,167,702)	$ (654,004)	¥ (2,164,245)	¥ (3,474,312)
Denominator:
Weighted average number of ordinary shares outstanding*, basic	408,600,180	408,600,180	98,647,803	87,258,997
Weighted average number of ordinary shares outstanding*, diluted	408,600,180	408,600,180	98,647,803	87,258,997
Net loss per ordinary share
Net loss per share -Basic | (per share)	¥ (10.20)	$ (1.60)	¥ (21.94)	¥ (39.82)
Net loss per share -Diluted | (per share)	¥ (10.20)	$ (1.60)	¥ (21.94)	¥ (39.82)
Preferred shares
Net loss per ordinary share
Shares on a weighted average basis that are excluded from the calculation of diluted net loss per share	230,795,719	230,795,719	419,770,665	375,258,213
Options
Net loss per ordinary share
Shares on a weighted average basis that are excluded from the calculation of diluted net loss per share	1,294,256	1,294,256	1,387,545	0
Convertible Notes
Net loss per ordinary share
Shares on a weighted average basis that are excluded from the calculation of diluted net loss per share	2,688,070	2,688,070	2,881,824	0
Share-based awards
Net loss per ordinary share
Shares on a weighted average basis that are excluded from the calculation of diluted net loss per share	6,483,388	6,483,388	18,249,547	24,325,904
Redeemable convertible preferred stock
Numerator:
Accretion of convertible redeemable preferred shares to redemption value	¥ (313,680)	$ (49,223)	¥ (508,321)	¥ (378,731)
Non-controlling preferred shares
Numerator:
Accretion of convertible redeemable preferred shares to redemption value	¥ (4,296)	$ (674)	¥ (6,750)	¥ (37,219)